UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21672

Name of Fund:  S&P 500(R) Covered Call Fund Inc.

Fund Address:  P.O. Box 9011, Princeton, NJ  08543-9011

Name and address of agent for service:
       Mitchell M. Cox, President, S&P 500(R) Covered Call Fund Inc., P.O. Box 9011, Princeton, NJ 08543-9011.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2005

Date of reporting period: 07/01/04 - 06/30/05

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-PX REPORT*********************

ICA File Number: 811-21672
Reporting Period: 07/01/2004 - 06/30/2005
S&P 500(R) Covered Call Fund Inc.

======================== S&P 500 COVERED CALL FUND INC. (BEP) =======

ASHLAND INC.

Ticker:       ASH            Security ID:  044204105
"Meeting Date: JUN 29, 2005   Meeting Type: Special"
"Record Date:  MAY 12, 2005"

#     Proposal				     Mgt     Vote Sponsor
					     Rec     Cast
1     Approve Transfer of Interest in Joint  For     None Management
      Venture
------------------------------------------------	----------

AT&T CORP.

Ticker:       T              Security ID:  001957505
"Meeting Date: JUN 30, 2005   Meeting Type: Annual"
"Record Date:  MAY 27, 2005"

#     Proposal				     Mgt 	Vote Sponsor
					     Rec	Cast

1     Approve Merger Agreement		     For	None Management
2     Adjourn Meeting			     For	None Management
3.1   Elect Director William F. Aldinger     For	None Management
3.2   Elect Director Kenneth T. Derr	     For	None Management
3.3   Elect Director D.W. Dorman	     For	None Management
3.4   Elect Director M.K. Eickhoff-Smith     For	None Management
3.5   Elect Director H.L. Henkel	     For	None Management
3.6   Elect Director F.C. Herringer	     For	None Management
3.7   Elect Director Jon C. Madonna	     For	None Management
3.8   Elect Director Donald F. McHenry	     For	None Management
3.9   Elect Director Tony L. White	     For	None Management
4     Ratify Auditors			     For	None Management
5     Limit Awards to Executives	     Against	None Shareholder
6     Performance- Based/Indexed Options     Against	None Shareholder
7     Report on Executive Compensation	     Against	None Shareholder
8     Redeem or Vote Poison Pill	     Against	None Shareholder
9     Review Executive Compensation	     Against	None Shareholder
10    Submit Severance Agreement	     Against	None Shareholder
(Change-in-Control) to Shareholder Vote
------------------------------------------------	----------

"AUTODESK, INC."

Ticker:       ADSK           Security ID:  052769106
"Meeting Date: JUN 23, 2005   Meeting Type: Annual"
"Record Date:  MAY 2, 2005"

#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect  Director Carol A. Bartz		For	None  Management
1.2   Elect  Director Mark A. Bertelsen		For	None  Management
1.3   Elect  Director Crawford W. Beveridge	For	None  Management
1.4   Elect  Director J. Hallam Dawson		For	None  Management
1.5   Elect  Director Michael J. Fister		For	None  Management
1.6   Elect  Director Per-Kristian Halvorsen	For	None  Management
1.7   Elect  Director Steven L. Scheid		For	None  Management
1.8   Elect  Director Mary Alice Taylor		For	None  Management
1.9   Elect  Director Larry W. Wangberg		For	None  Management
2     Approve Omnibus Stock Plan		For	None  Management
3     Approve Increase in Common Stock and a	For	None  Management
Stock Split
4     Approve Executive Incentive Bonus Plan	For	None  Management
5     Ratify Auditors				For	None  Management
------------------------------------------------	----------

BED BATH & BEYOND INC.

Ticker:       BBBY           Security ID:  075896100
"Meeting Date: JUN 30, 2005   Meeting Type: Annual"
"Record Date:  MAY 5, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect  Director Leonard Feinstein		For	None Management
1.2   Elect  Director Robert Kaplan		For	None Management
1.3   Elect  Director Dean S. Adler		For	None Management
1.4   Elect  Director Jordan Heller		For	None Management
2     Ratify Auditors				For	None Management
3     Adopt ILO-based Code of Conduct		Against	None Shareholder
4     Review/Limit Executive Compensation	Against	None Shareholder
5     Declassify the Board of Directors		Against	None Shareholder
------------------------------------------------	----------

"BEST BUY CO., INC."

Ticker:       BBY            Security ID:  086516101
"Meeting Date: JUN 23, 2005   Meeting Type: Annual"
"Record Date:  APR 25, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect  Director Ronald James		For	None  Management
1.2   Elect  Director Elliot S. Kaplan		For	None  Management
1.3   Elect  Director Matthew H. Paull		For	None  Management
1.4   Elect  Director Richard M. Schulze	For	None  Management
1.5   Elect  Director Mary A. Tolan		For	None  Management
1.6   Elect  Director Hatim A. Tyabji		For	None  Management
2     Ratify Auditors				For	None  Management
------------------------------------------------	----------

"CIRCUIT CITY STORES, INC."

Ticker:       CC             Security ID:  172737108
"Meeting Date: JUN 21, 2005   Meeting Type: Annual"
"Record Date:  APR 25, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect Director Carolyn H. Byrd		For	None  Management
1.2   Elect Director Ursula O. Fairbairn	For	None  Management
1.3   Elect Director Alan Kane			For	None  Management
1.4   Elect Director J. Patrick Spainhour	For	None  Management
2     Amend Omnibus Stock Plan			For	None  Management
3     Approve Nonqualified Employee Stock	For	None  Management
Purchase Plan
4     Ratify Auditors				For	None  Management
------------------------------------------------	----------
"COMVERSE TECHNOLOGY, INC."

Ticker:       CMVT           Security ID:  205862402
"Meeting Date: JUN 16, 2005   Meeting Type: Annual"
"Record Date:  APR 25, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect  Director Kobi Alexander		For	None  Management
1.2   Elect  Director Raz Alon			For	None  Management
1.3   Elect  Director Itsik Danziger		For	None  Management
1.4   Elect  Director John H. Friedman		For	None  Management
1.5   Elect  Director Ron Hiram			For	None  Management
1.6   Elect  Director Sam Oolie			For	None  Management
1.7   Elect  Director William F. Sorin		For	None  Management
2     Approve Omnibus Stock Plan		For	None  Management
3     Ratify Auditors				For	None  Management
------------------------------------------------	----------

COUNTRYWIDE FINANCIAL CORP.

Ticker:       CFC            Security ID:  222372104
"Meeting Date: JUN 15, 2005   Meeting Type: Annual"
"Record Date:  APR 20, 2005"

#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect Director Angelo R. Mozilo		For	None  Management
1.2   Elect Director Stanford L. Kurland	For	None  Management
1.3   Elect Director Oscar P. Robertson		For	None  Management
1.4   Elect Director Keith P. Russell		For	None  Management
2     Amend Executive Incentive Bonus Plan	For	None  Management
3     Ratify Auditors				For	None  Management
------------------------------------------------	----------
EBAY INC.

Ticker:       EBAY           Security ID:  278642103
"Meeting Date: JUN 23, 2005   Meeting Type: Annual"
"Record Date:  APR 25, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect  Director Fred D. Anderson		For	None  Management
1.2   Elect  Director Edward W. Barnholt	For	None  Management
1.3   Elect  Director Scott D. Cook		For	None  Management
1.4   Elect  Director Robert C. Kagle		For	None  Management
2     Approve Executive Incentive Bonus Plan	For	None  Management
3     Increase Authorized Common Stock		For	None  Management
4     Ratify Auditors				For	None  Management
5     Performance- Based/Indexed Options	Against	None  Shareholder
6     Require a Majority Vote for the Election	Against	None  Shareholder
of Directors
------------------------------------------------	----------

HERCULES INC.

Ticker:       HPC            Security ID:  427056106
"Meeting Date: JUN 16, 2005   Meeting Type: Annual"
"Record Date:  APR 18, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect Director Anna Cheng Catalano	For	None  Management
1.2   Elect Director Burton M. Joyce		For	None  Management
1.3   Elect Director Jeffrey M. Lipton		For	None  Management
1.4   Elect Director John K. Wulff		For	None  Management
2     Ratify Auditors				For	None  Management
------------------------------------------------	----------
"KROGER CO., THE"

Ticker:       KR             Security ID:  501044101
"Meeting Date: JUN 23, 2005   Meeting Type: Annual"
"Record Date:  APR 25, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect Director Robert D. Beyer		For	None  Management
1.2   Elect Director John T. Lamacchia		For	None  Management
1.3   Elect Director Edward M. Liddy		For	None  Management
1.4   Elect Director Katherine D. Ortega	For	None  Management
1.5   Elect Director Bobby S. Shackouls		For	None  Management
2     Approve Omnibus Stock Plan		For	None  Management
3     Ratify Auditors				For	None  Management
4     Eliminate super-majority provision	Against	None  Shareholder
5     Report on Feasibility of Improving Animal	Against	None  Shareholder
Welfare Standards
6     Submit Severance Agreement		Against	None  Shareholder
(Change-in-Control) to Shareholder Vote
------------------------------------------------	----------

"MONSTER WORLDWIDE, INC."

Ticker:       MNST           Security ID:  611742107
"Meeting Date: JUN 16, 2005   Meeting Type: Annual"
"Record Date:  MAY 4, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect Director Andrew J. McKelvey		For	None  Management
1.2   Elect Director George R. Eisele		For	None  Management
1.3   Elect Director John Gaulding		For	None  Management
1.4   Elect Director Michael Kaufman		For	None  Management
1.5   Elect Director Ronald J. Kramer		For	None  Management
1.6   Elect Director David A. Stein		For	None  Management
1.7   Elect Director John Swann			For	None  Management
2     Amend Non-Employee Director Omnibus Stock	For	None  Management
Plan
------------------------------------------------	----------

"SIEBEL SYSTEMS, INC."

Ticker:       SEBL           Security ID:  82617102
"Meeting Date: JUN 8, 2005    Meeting Type: Annual"
"Record Date:  APR 18, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect Director Thomas M. Siebel		For	None  Management
1.2   Elect Director James C. Gaither		For	None  Management
1.3   Elect Director Marc F. Racicot		For	None  Management
2     Ratify Auditors				For	None  Management
------------------------------------------------	----------

"STAPLES, INC."

Ticker:       SPLS           Security ID:  85503102
"Meeting Date: JUN 13, 2005   Meeting Type: Annual"
"Record Date:  APR 19, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect  Director Brenda C. Barnes		For	None  Management
1.2   Elect  Director Mary Elizabeth Burton	For	None  Management
1.3   Elect  Director Richard J. Currie		For	None  Management
1.4   Elect  Director Rowland T. Moriarty	For	None  Management
2     Amend Omnibus Stock Plan			For	None  Management
3     Ratify Auditors				For	None  Management
4     Submit Shareholder Rights Plan (Poison	Against	None  Shareholder
Pill) to Shareholder Vote
------------------------------------------------	----------

SUPERVALU INC.

Ticker:       SVU            Security ID:  868536103
"Meeting Date: JUN 15, 2005   Meeting Type: Annual"
"Record Date:  APR 18, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1.1   Elect  Director Edwin C. Gage		For	None  Management
"1.2   Elect  Director Garnett L. Keith, Jr."	For	None  Management
1.3   Elect  Director Marissa Peterson		For	None  Management
2     Ratify Auditors				For	None  Management
3     Amend Omnibus Stock Plan			For	None  Management
4     Require a Majority Vote for the Election	Against	None  Shareholder
of Directors
------------------------------------------------	----------

SYMANTEC CORP.

Ticker:       SYMC           Security ID:  871503108
"Meeting Date: JUN 24, 2005   Meeting Type: Special"
"Record Date:  MAY 12, 2005"


#     Proposal				        Mgt 	Vote Sponsor
					        Rec	Cast

1     Approve Merger Agreement			For	None Management
2     Increase Authorized Common Stock		For	None Management
3     Adjourn Meeting				For	None Management
------------------------------------------------	----------

"TJX COMPANIES, INC., THE"

Ticker:       TJX            Security ID:  87254109
"Meeting Date: JUN 7, 2005    Meeting Type: Annual"
"Record Date:  APR 18, 2005"


#     Proposal				     Mgt 	Vote Sponsor
					     Rec	Cast

1.1   Elect  Director Gail Deegan	     For	None  Management
1.2   Elect  Director Dennis F. Hightower    For	None  Management
1.3   Elect  Director John F. O'Brien	     For	None  Management
1.4   Elect  Director Willow B. Shire	     For	None  Management
2     Ratify Auditors			     For	None  Management
3     Declassify the Board of Directors	     For	None  Management
4     Adopt ILO-Based Code of Conduct	     Against	None  Shareholder
5     Review Vendor Standards		     Against	None  Shareholder
6     Require a Majority Vote for Elec of    Against	None  Shareholder
      Directors
------------------------------------------------	----------

"TOYS 'R' US, INC."

Ticker:       TOY            Security ID:  892335100
"Meeting Date: JUN 23, 2005   Meeting Type: Special"
"Record Date:  MAY 20, 2005"

#     Proposal				     Mgt 	Vote Sponsor
					     Rec	Cast
1     Approve Merger Agreement		     For	None  Management
------------------------------------------------	----------

VERITAS SOFTWARE CORP.

Ticker:       VRTS           Security ID:  923436109
"Meeting Date: JUN 24, 2005   Meeting Type: Special"
"Record Date:  MAY 12, 2005"

#     Proposal				     Mgt 	Vote  Sponsor
					     Rec	Cast
1     Approve Merger Agreement		     For	None  Management
2     Adjourn Meeting			     For	None  Management
------------------------------------------------	----------
========== END NPX REPORT ==========


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


S&P 500(R) Covered Call Fund Inc.

By:     /s/ Mitchell M. Cox
       --------------------
       Mitchell M. Cox
       President of S&P 500(R) Covered Call Fund Inc.

Date:  August 26, 2005